SCHEDULE OF WARRANTS/OPTIONS ISSUED (Details) (Paranthetical) - USD ($)			3 Months Ended		12 Months Ended
	May 10, 2022	Mar. 21, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Proceeds from Convertible Debt					$ 200,000
Convertible Debt, Current					1,987,425	4,549,479
Debt Instrument, Increase, Accrued Interest					3,724,455	5,474,608
Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Proceeds from Convertible Debt			$ 108,650
Convertible Debt, Current			1,995,738		1,987,425
Debt Instrument, Increase, Accrued Interest			$ 3,892,551		$ 3,724,455
Tangiers Investment Group, LLC [Member]
Short-Term Debt [Line Items]
Proceeds from Convertible Debt	$ 33,056
Debt Instrument, Convertible, Conversion Price					$ 0.001
Debt Instrument, Increase, Accrued Interest					$ 4,775
Tangiers Investment Group, LLC [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Proceeds from Convertible Debt	$ 33,056	$ 55,000
Debt Instrument, Term		1 year
Debt Instrument, Maturity Date, Description		March 21, 2023
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Debt Instrument, Convertible, Conversion Price			$ 0.001
Lowest closing price		16
Debt Instrument, Increase, Accrued Interest			$ 7,364		$ 4,775
Tangiers Investment Group, LLC [Member] | Coroware, Inc. and Subsidiaries [Member] | Transaction Two [Member]
Short-Term Debt [Line Items]
Convertible Debt, Current			55,000
Debt Instrument, Increase, Accrued Interest			$ 181
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			125,000,000
Share Price			$ 0.0004
Ya Global [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price		$ 0.0002